ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
ACCOUNTS RECEIVABLE, NET
Schedule of components of accounts receivable

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Accounts receivable	66,758	57,599	7,891
Allowance for credit losses	(5,926)	(5,569)	(763)
Accounts receivable, net	60,832	52,030	7,128

Schedule of movements in the allowance for credit losses

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(in thousands)
Balance at beginning of the year	381	5,407	5,926	812
Provisions/(reversals)	5,026	519	(357)	(49)
Balance at end of the year	5,407	5,926	5,569	763